Revenues (Details) - Schedule of deferred revenue - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021
Schedule Of Deferred Revenue Abstract
Deferred revenue	[1]	$ 72,316	$ 72,307

[1]	Includes $23.6 million and $21.1 million under long-term deferred revenue in the Company's consolidated balance sheets as of September 30, 2022 and December 31, 2021, respectively.